Distribution Date: Aug 27, 2007
DISTRIBUTION PACKAGE
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com/abs
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Litton Loan Servicing
April 25, 2007
March 30, 2007
March 01, 2007
Citigroup Mortgage Loan Trust
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB3
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DISTRIBUTION STATEMENT
Distribution Date:
8/27/2007
Accrual Periods:
Begin End
Determination Date: 8/16/2007 Libor Certificates 7/25/2007 8/26/2007
Record Date Libor Certificates: 8/24/2007 Fixed Certificates, Class A's, B-4 7/1/2007 7/31/2007
Record Date Other Certificates: 7/31/2007
Original
Beginning
Class Interest
Net WAC
Applied Realized
Ending
Certificate
Certificate
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Class
Face Value
Balance
Distribution
Distribution
Shortfall
Distribution
Amount
Amount
Balance
A-1 $202,083,000.00 $185,527,032.84 $2,337,391.03 $890,701.74 $0.00 $3,228,092.77 $0.00 $0.00 $183,189,641.81
A-2 $25,968,000.00 $25,968,000.00 $0.00 $120,821.82 $0.00 $120,821.82 $0.00 $0.00 $25,968,000.00
A-3 $76,895,000.00 $76,895,000.00 $0.00 $366,926.41 $0.00 $366,926.41 $0.00 $0.00 $76,895,000.00
A-4 $14,778,000.00 $14,778,000.00 $0.00 $73,470.54 $0.00 $73,470.54 $0.00 $0.00 $14,778,000.00
A-5 $35,525,000.00 $35,525,000.00 $0.00 $172,061.47 $0.00 $172,061.47 $0.00 $0.00 $35,525,000.00
M-1 $16,189,000.00 $16,189,000.00 $0.00 $84,515.83 $0.00 $84,515.83 $0.00 $0.00 $16,189,000.00
M-2 $14,615,000.00 $14,615,000.00 $0.00 $77,235.64 $0.00 $77,235.64 $0.00 $0.00 $14,615,000.00
M-3 $8,769,000.00 $8,769,000.00 $0.00 $46,742.96 $0.00 $46,742.96 $0.00 $0.00 $8,769,000.00
M-4 $7,869,000.00 $7,869,000.00 $0.00 $44,828.39 $0.00 $44,828.39 $0.00 $0.00 $7,869,000.00
M-5 $7,195,000.00 $7,195,000.00 $0.00 $41,318.21 $0.00 $41,318.21 $0.00 $0.00 $7,195,000.00
M-6 $5,396,000.00 $5,396,000.00 $0.00 $31,728.54 $0.00 $31,728.54 $0.00 $0.00 $5,396,000.00
B-1 $4,047,000.00 $4,047,000.00 $0.00 $26,577.72 $0.00 $26,577.72 $0.00 $0.00 $4,047,000.00
B-2 $3,823,000.00 $3,823,000.00 $0.00 $27,384.52 $0.00 $27,384.52 $0.00 $0.00 $3,823,000.00
B-3 $4,946,000.00 $4,946,000.00 $0.00 $35,428.68 $0.00 $35,428.68 $0.00 $0.00 $4,946,000.00
B-4 $8,095,000.00 $8,095,000.00 $0.00 $47,182.30 $0.00 $47,182.30 $0.00 $0.00 $8,095,000.00
CE-1* $13,490,526.07 $13,490,626.07 $0.00 $703,802.92 $0.00 $703,802.92 $0.00 N/A $13,490,626.07
CE-2* $0.00 $0.00 $0.00 $126,240.74 $0.00 $126,240.74 $0.00 N/A $0.00
P $100.00 $100.00 $0.00 $67,259.96 $0.00 $67,259.96 $0.00 N/A $100.00
R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
R-X N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Total $436,193,000.00 $419,637,032.84 $2,337,391.03 $2,984,228.39 $0.00 $5,321,619.42 $0.00 $0.00 $417,299,641.81
* Notional Balance
AMOUNTS PER $1,000 UNIT
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Pass Through
Class
Cusip
Distribution
Distribution
Amount
Distribution
Amount
Amount
Balance
Interest Rate
A-1 17311YAA1 $11.56649016 $4.40760351 NA $15.97409366 $0.00000000 $0.00000000 $906.50693928 5.76600%
A-2 17311YAB9 $0.00000000 $4.65271950 NA $4.65271950 $0.00000000 $0.00000000 $1,000.00000000 5.58800%
A-3 17311YAC7 $0.00000000 $4.77178503 NA $4.77178503 $0.00000000 $0.00000000 $1,000.00000000 5.73100%
A-4 17311YAD5 $0.00000000 $4.97161592 NA $4.97161592 $0.00000000 $0.00000000 $1,000.00000000 5.97100%
A-5 17311YAE3 $0.00000000 $4.84339113 NA $4.84339113 $0.00000000 $0.00000000 $1,000.00000000 5.81700%
M-1 17311YAF0 $0.00000000 $5.22057138 NA $5.22057138 $0.00000000 $0.00000000 $1,000.00000000 5.70000%
M-2 17311YAG8 $0.00000000 $5.28468286 NA $5.28468286 $0.00000000 $0.00000000 $1,000.00000000 5.77000%
M-3 17311YAH6 $0.00000000 $5.33047782 NA $5.33047782 $0.00000000 $0.00000000 $1,000.00000000 5.82000%
M-4 17311YAJ2 $0.00000000 $5.69683441 NA $5.69683441 $0.00000000 $0.00000000 $1,000.00000000 6.22000%
M-5 17311YAK9 $0.00000000 $5.74262821 NA $5.74262821 $0.00000000 $0.00000000 $1,000.00000000 6.27000%
M-6 17311YAL7 $0.00000000 $5.88001112 NA $5.88001112 $0.00000000 $0.00000000 $1,000.00000000 6.42000%
B-1 17311YAM5 $0.00000000 $6.56726464 NA $6.56726464 $0.00000000 $0.00000000 $1,000.00000000 6.73845%
B-2 17311YAN3 $0.00000000 $7.16309704 NA $7.16309704 $0.00000000 $0.00000000 $1,000.00000000 6.73845%
B-3 17311YAP8 $0.00000000 $7.16309745 NA $7.16309745 $0.00000000 $0.00000000 $1,000.00000000 6.73845%
B-4 17311YAQ6 $0.00000000 $5.82857319 NA $5.82857319 $0.00000000 $0.00000000 $1,000.00000000 7.00000%
CE-1 17311YAR4 $0.00000000 $52.17016122 NA $52.17016122 $0.00000000 $0.00000000 $1,000.00741261 NA
CE-2 17311YAS2 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
P 17311YAT0 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R 17311YAU7 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R-X 17311YAV5 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
Index
Value
LIBOR 5.32000%

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB3
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Index +
Interest
Allocation of
Net WAC
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Net WAC
Net WAC
Carry Forward
Amount
Interest
Interest
Class
Fixed Rate(1)
PT Rate (2)
Relief Act
Paid
Amount
Paid
Paid (2)
Shortfall
A-1 5.76600% $891,457.39 $755.65 $0.00 $0.00 $0.00 $0.00 $890,701.74 $0.00
A-2 5.58800% $120,924.32 $102.50 $0.00 $0.00 $0.00 $0.00 $120,821.82 $0.00
A-3 5.73100% $367,237.70 $311.29 $0.00 $0.00 $0.00 $0.00 $366,926.41 $0.00
A-4 5.97100% $73,532.87 $62.33 $0.00 $0.00 $0.00 $0.00 $73,470.54 $0.00
A-5 5.81700% $172,207.44 $145.97 $0.00 $0.00 $0.00 $0.00 $172,061.47 $0.00
M-1 5.70000% $84,587.53 $71.70 $0.00 $0.00 $0.00 $0.00 $84,515.83 $0.00
M-2 5.77000% $77,301.17 $65.53 $0.00 $0.00 $0.00 $0.00 $77,235.64 $0.00
M-3 5.82000% $46,782.62 $39.66 $0.00 $0.00 $0.00 $0.00 $46,742.96 $0.00
M-4 6.22000% $44,866.42 $38.03 $0.00 $0.00 $0.00 $0.00 $44,828.39 $0.00
M-5 6.27000% $41,353.26 $35.05 $0.00 $0.00 $0.00 $0.00 $41,318.21 $0.00
M-6 6.42000% $31,755.46 $26.92 $0.00 $0.00 $0.00 $0.00 $31,728.54 $0.00
B-1 6.73845% $24,997.96 $21.19 $1,600.95 $1,600.95 $0.00 $0.00 $26,577.72 $0.00
B-2 6.73845% $23,614.33 $20.02 $3,790.21 $3,790.21 $0.00 $0.00 $27,384.52 $0.00
B-3 6.73845% $30,551.00 $25.90 $4,903.58 $4,903.58 $0.00 $0.00 $35,428.68 $0.00
B-4 7.00000% $45,456.45 $38.53 $1,764.38 $1,764.38 $0.00 $0.00 $47,182.30 $0.00
(1) Limited to the Maximum Rate Cap, as applicable to the Floating Rate Certificates
(2) Includes interest shortfalls from previous payment dates plus interest thereon
(3) Includes Deferred Amounts

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB3
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Miscellaneous:
Reconciliation:
Recoveries $0.00
Current Advances $0.00 Available funds (A):
Outstanding Advances $0.00 Remittance/Collection Account Beginning Balance $5,265,318.79
Net Payments to Trust from Swap Counterparty $59,007.69
The aggregate Principal Balance of Mortgage Loans purchased by the Servicer or Sponsor during Net Funds from Supplemental Interest $0.00 the related Collection Period and indicating the Section of this Agreement requiring or allowing the $5,324,326.48 purchase of each such Mortgage Loan; $0.00
Distributions (B):
Trustee Fee
$2,707.05
Supplemental Interest Trust:
Net Payments to Counterparty from Swap Trust (Swap IO) $0.00
Swap Notional Balance $291,396.00 Total Interest distributed $2,984,228.39
Deposit: Net Counterparty Payment $59,007.69 Total Principal distributed $2,337,391.03
Deposit: Counterparty Termination Payment $0.00 $5,324,326.47
Deposit / Withdrawal : Net Trust Payment to Counterparty $0.00
Deposit / Withdrawal : Swap Termination Payment to Counterparty $0.00 (A)-(B): $0.01
Dep / Withdrwl : Defaulted Swap Termination Pmnt to Counterparty $0.00
Withdrawal : to pay interest on certificates $0.00 Collection Account Ending Balance $0.00
Withdrawal : to Principal Remittance, Net Realized Losses $0.00
Withdrawal : to CE-1, remaining amounts $59,007.69
Fees:
Total Fees
$56,810.15
Net WAC Rate Carryover Reserve Account:
Servicing Fee $54,103.10
Deposit $12,059.12 Trustee Fee $2,707.05
Withdrawal $12,059.12
ACCOUNT ACTIVITY

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB3
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Trigger Event:
Excess Interest Distributions:
Relevant Information:
A) Rolling 6-Month Delinquency Average
2.121% Excess available interest (A): $656,854.35
B) Ending Collateral Balance $430,790,267.88
C) 38.10% of prior period Senior Enhancement % 8.352% 1) as additional principal to certificates $0.00
D) Cumulative Loss Amount $0.00 2) Net WAC Rate Carryover Reserve Account $12,059.12
E) Cumulative Realized Losses/Cut-off Balance 0.000% 3) Remaining Amounts to CE-1 $644,795.23
F) Applicable Cumulative Loss % 100.000%
G) Cumulative Loss % 0.000% (B): $656,854.35
H) Aggregate Outstanding Balance of 60+ day Delinquent Loans $21,667,405.10
(A)-(B) $0.00
A Trigger Event will occur if either (1) or (2) is True:
(1) Rolling 6Mo Delq. Avg equals or exceeds 38.10% of prior Senior Enhancement %(A >= C)
NO
(2) Cumulative Real Loss/Cut-Off Balance equals or exceeds Applicable Cumulative Loss %(D >= E) NO
Stepdown Date:
NO
Relevant Information:
Senior Enhancement Percentage
21.921230%
Overcollateralization:
Overcollateralization Amount (before distributions)
$13,490,526.07 The earlier of:
Overcollateralization Release Amount $0.00 1) Distribution after Class A balances reduced to zero NO
Overcollateralization Deficiency $0.00 1) later of (x) Distribution in April 2010 NO
Targeted Overcollateralization Amount $13,490,526.07 (y) Date when Senior Enhancement % >=42.00% NO
Overcollateralization Amount (after distributions) $13,490,526.07
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Aug 27, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
433,127,658.91
2,337,391.03
0.00
430,790,267.88
206,464.65
2,126,245.08
4,681.30
0.00
0.00
2,337,391.03
2,917,213.97
54,103.10
0.00
1,760.27
0.00
682.80
0.00
2,860,667.80
67,259.96
0.00
5,265,318.79
2,120
2,108
0.9579852210
8.09078%
7.58328%
11.41608%
0.00
0.00
0.00
0.00
1,662,933.40
9
0
0.00
126,240.74
54,103.10
0.00
0.00
0.00
0.00
0.00
0.00

Distribution Date: Aug 27, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
437 24,937,083.02 5.79%
100K to 199.99K
737 111,206,068.20 25.81%
200K to 299.99K
533 129,591,422.88 30.08%
300K to 399.99K
224 77,089,768.87 17.89%
400K to 499.99K
118 52,542,335.59 12.20%
500K to 599.99K
37 20,292,284.66 4.71%
600K to 699.99K
17 11,021,151.13 2.56%
700K to 799.99K
3 2,257,027.21 0.52%
800K to 899.99K
1 892,254.79 0.21%
900K to 999.99K
1 960,871.53 0.22%
Total
2,108
430,790,267.88
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
900K to 999.99K
Balance

Distribution Date: Aug 27, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
1 188,999.99 0.04%
5.50% - 5.99%
29 9,232,890.14 2.14%
6.00% - 6.49%
114 30,948,451.28 7.18%
6.50% - 6.99%
295 72,210,345.21 16.76%
7.00% - 7.49%
267 62,139,986.96 14.42%
7.50% - 7.99%
342 83,481,102.05 19.38%
8.00% - 8.49%
159 34,211,464.30 7.94%
8.50% - 8.99%
215 47,829,156.56 11.10%
9.00% - 9.49%
109 22,149,602.21 5.14%
9.50% - 9.99%
164 25,232,237.27 5.86%
10.00% - 10.49%
61 8,651,515.73 2.01%
10.50% - 10.99%
85 11,295,334.69 2.62%
11.00% - 11.49%
45 4,099,870.71 0.95%
11.50% - 11.99%
83 8,890,089.41 2.06%
12.00% - 12.49%
42 2,663,904.38 0.62%
12.50% - 12.99%
54 5,873,011.63 1.36%
13.00% - 13.49%
21 854,464.30 0.20%
13.50% - 13.99%
17 553,730.94 0.13%
14.00% - 14.49%
2 55,204.97 0.01%
14.50% - 14.99%
1 60,906.50 0.01%
15.50% - 15.99%
1 32,108.06 0.01%
17.50% - 17.99%
1 135,890.59 0.03%
Total
2,108
430,790,267.88
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.09%
Count
Balance ($)
%
2.00% - 2.99%
9 1,734,361.92 0.67%
3.00% - 3.99%
4 1,462,547.92 0.56%
4.00% - 4.99%
83 20,717,622.10 7.98%
5.00% - 5.99%
282 65,150,583.71 25.10%
6.00% - 6.99%
534 130,019,974.11 50.08%
7.00% - 7.99%
183 39,316,213.07 15.14%
8.00% - 8.99%
6 1,204,567.22 0.46%
Total
1,101
259,605,870.05
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.20%

Distribution Date: Aug 27, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
0.00% - 0.99%
257 60,384,392.91 23.26%
4.00% - 4.99%
1 364,763.93 0.14%
5.00% - 5.99%
10 2,415,701.11 0.93%
6.00% - 6.99%
121 33,457,504.80 12.89%
7.00% - 7.99%
274 71,863,979.06 27.68%
8.00% - 8.99%
195 44,147,032.03 17.01%
9.00% - 9.99%
141 29,978,664.99 11.55%
10.00% - 10.99%
72 12,445,892.63 4.79%
11.00% - 11.99%
30 4,547,938.59 1.75%
Total
1,101
259,605,870.05
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 6.27%
Count
Balance ($)
%
11.00% - 11.99%
2 494,420.57 0.19%
12.00% - 12.99%
116 30,510,136.29 11.75%
13.00% - 13.99%
285 74,943,354.61 28.87%
14.00% - 14.99%
257 64,171,355.31 24.72%
15.00% - 15.99%
194 43,732,571.26 16.85%
16.00% - 16.99%
126 24,704,025.19 9.52%
17.00% - 17.99%
75 12,198,456.26 4.70%
18.00% - 18.99%
36 7,221,569.24 2.78%
19.00% - 19.99%
10 1,629,981.32 0.63%
Total
1,101
259,605,870.05
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.70%
Count
Balance ($)
%
6
1,101 259,605,870.05 100.00%
Total
1,101
259,605,870.05
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
1,101 259,605,870.05 100.00%
Total
1,101
259,605,870.05
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
6 Month LIBOR
1,101 259,605,870.05 100.00%
Total
1,101
259,605,870.05
100.00%
Indices
Index

Distribution Date: Aug 27, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
2 Units
69 19,878,926.12 4.61%
3 Units
27 6,747,934.59 1.57%
4 Units
13 4,141,262.17 0.96%
Condominium
160 29,416,185.30 6.83%
Other
21 3,164,646.01 0.73%
Planned Unit Developmen
284 62,521,631.78 14.51%
Single Family
1,532 304,650,748.86 70.72%
Townhouse
2 268,933.05 0.06%
Total
2,108
430,790,267.88
100.00%
Property Type
Type
Count
Balance ($)
%
2005
31 7,304,328.82 1.70%
2006
961 186,835,886.48 43.37%
2007
1,116 236,650,052.58 54.93%
Total
2,108
430,790,267.88
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
5.00%- 9.99%
3 69,392.96 0.02%
10.00%-14.99%
15 632,392.78 0.15%
15.00%-19.99%
32 1,661,266.31 0.39%
20.00%-24.99%
231 11,728,571.58 2.72%
25.00%-29.99%
19 1,508,095.33 0.35%
30.00%-34.99%
15 1,797,769.80 0.42%
35.00%-39.99%
13 1,680,252.52 0.39%
40.00%-44.99%
33 6,114,738.44 1.42%
45.00%-49.99%
38 8,078,989.27 1.88%
50.00%-54.99%
67 12,565,341.16 2.92%
55.00%-59.99%
66 14,215,651.02 3.30%
60.00%-64.99%
96 19,638,468.01 4.56%
65.00%-69.99%
127 28,974,582.66 6.73%
70.00%-74.99%
119 26,176,829.50 6.08%
75.00%-79.99%
152 35,236,342.06 8.18%
80.00%-84.99%
434 108,691,482.43 25.23%
85.00%-89.99%
150 37,846,782.15 8.79%
90.00%-94.99%
322 75,033,264.12 17.42%
95.00%-99.99%
125 29,163,799.71 6.77%
100.0%-105.0%
51 9,976,256.07 2.32%
Total
2,108
430,790,267.88
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 76

Distribution Date: Aug 27, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
97 - 120
4 215,010.55 0.05%
169 - 192
47 5,941,352.68 1.38%
217 - 240
24 2,902,590.21 0.67%
289 - 312
4 640,873.68 0.15%
313 - 336
2 343,745.38 0.08%
337 - 360
1,420 265,102,070.08 61.54%
457 - 480
452 115,906,673.73 26.91%
481 +
155 39,737,951.57 9.22%
Total
2,108
430,790,267.88
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 411
Count
Balance ($)
%
97 - 120
4 215,010.55 0.05%
169 - 192
243 15,766,184.19 3.66%
217 - 240
24 2,902,590.21 0.67%
289 - 312
4 640,873.68 0.15%
313 - 336
2 343,745.38 0.08%
337 - 360
1,819 407,928,565.20 94.69%
457 - 480
12 2,993,298.67 0.69%
Total
2,108
430,790,267.88
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 353

Distribution Date: Aug 27, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
16 2,337,946.36 0.54%
ALASKA
2 426,213.17 0.10%
ARIZONA
98 18,766,822.88 4.36%
ARKANSAS
5 564,086.89 0.13%
CALIFORNIA
362 110,780,119.63 25.72%
COLORADO
32 6,280,528.69 1.46%
CONNECTICUT
52 8,538,836.63 1.98%
DELAWARE
6 1,136,344.85 0.26%
DISTRICT OF COLUMBIA
3 703,712.51 0.16%
FLORIDA
416 77,838,580.43 18.07%
GEORGIA
47 5,744,544.75 1.33%
HAWAII
12 5,183,651.78 1.20%
IDAHO
11 1,740,202.60 0.40%
ILLINOIS
87 16,103,724.36 3.74%
INDIANA
11 1,403,794.52 0.33%
IOWA
3 282,156.89 0.07%
KANSAS
4 312,882.57 0.07%
KENTUCKY
14 1,924,759.19 0.45%
LOUISIANA
8 1,153,518.29 0.27%
MAINE
10 1,438,571.18 0.33%
MARYLAND
72 16,499,659.76 3.83%
MASSACHUSETTS
16 3,380,125.78 0.78%
MICHIGAN
31 3,222,435.89 0.75%
MINNESOTA
12 2,053,789.87 0.48%
MISSISSIPPI
12 1,490,287.44 0.35%
MISSOURI
23 3,692,076.59 0.86%
MONTANA
3 593,450.36 0.14%
NEBRASKA
2 240,437.85 0.06%
NEVADA
60 13,457,682.76 3.12%
NEW HAMPSHIRE
12 1,964,810.66 0.46%
NEW JERSEY
50 12,570,353.22 2.92%
NEW MEXICO
9 1,508,942.52 0.35%
NEW YORK
92 23,201,304.50 5.39%
NORTH CAROLINA
21 3,384,388.72 0.79%
OHIO
14 1,219,059.96 0.28%
OKLAHOMA
19 2,724,066.72 0.63%
OREGON
41 8,326,932.55 1.93%
PENNSYLVANIA
71 11,568,212.74 2.69%
RHODE ISLAND
18 4,201,015.22 0.98%
SOUTH CAROLINA
9 1,400,671.38 0.33%
TENNESSEE
40 5,141,142.10 1.19%
TEXAS
123 13,441,397.67 3.12%
UTAH
19 3,927,399.85 0.91%
VERMONT
1 87,565.46 0.02%
VIRGINIA
58 11,669,618.44 2.71%
WASHINGTON
66 15,640,373.31 3.63%
WEST VIRGINIA
4 311,944.55 0.07%
WISCONSIN
9 1,018,370.46 0.24%
WYOMING
2 191,753.38 0.04%
Total
2,108
430,790,267.88
100.00%
Geographic Distribution by State
State

Distribution Date: Aug 27, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
4
8
12
16
20
24
28
CALIFORNIA
FLORIDA
NEW YORK
ARIZONA
MARYLAND
ILLINOIS
WASHINGTON
NEVADA
TEXAS
NEW JERSEY
VIRGINIA
PENNSYLVANIA
CONNECTICUT
OREGON
COLORADO
GEORGIA
HAWAII
TENNESSEE
RHODE ISLAND
UTAH
MISSOURI
NORTH CAROLINA
MASSACHUSETTS
MICHIGAN
OKLAHOMA
ALABAMA
MINNESOTA
NEW HAMPSHIRE
KENTUCKY
IDAHO
NEW MEXICO
MISSISSIPPI
MAINE
INDIANA
SOUTH CAROLINA
OHIO
LOUISIANA
DELAWARE
WISCONSIN
DISTRICT OF
COLUMBIA
MONTANA
ARKANSAS
ALASKA
KANSAS
WEST VIRGINIA
IOWA
NEBRASKA
WYOMING
VERMONT
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Aug 27, 2007
DELINQUENCY SUMMARY REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,908
391,040,118.55
92.90%
391,207,211.67
94
18,082,744.23
4.30%
18,103,519.24
54
8,882,071.11
2.11%
8,893,371.51
9
1,632,067.80
0.39%
1,634,512.89
6
1,269,400.41
0.30%
1,271,312.80
2,071
420,906,402.10
421,109,928.11
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
33,606.15
13.99%
33,672.89
0
0.00
0.00%
0.00
1
206,586.33
86.01%
207,529.60
2
240,192.48
241,202.49
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
288,271.10
2.99%
288,798.16
12
3,074,767.37
31.88%
3,079,436.01
22
6,280,634.83
65.13%
6,295,550.99
35
9,643,673.30
9,663,785.16
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,908
391,040,118.55
90.77%
391,207,211.67
94
18,082,744.23
4.20%
18,103,519.24
56
9,203,948.36
2.14%
9,215,842.56
21
4,706,835.17
1.09%
4,713,948.90
29
7,756,621.57
1.80%
7,774,393.39
2,108
430,790,267.88
100.00%
431,014,915.76
Current 30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 90.8%
30 - 59 days 4.2%
60 - 89 days 2.1%
90 - 120 days 1.1%
120 + days 1.8%
Total: 100.0%

Distribution Date: Aug 27, 2007
DELINQUENCY SUMMARY REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
94 18,082,744.23 60.55% 54 8,882,071.11 29.74% 9 1,632,067.80 5.46% 6 1,269,400.41 4.25%
163
29,866,283.55
Bankruptcy
0 0.00 0.00% 1 33,606.15 13.99% 0 0.00 0.00% 1 206,586.33 86.01%
2
240,192.48
Foreclosure
0 0.00 0.00% 1 288,271.10 2.99% 12 3,074,767.37 31.88% 22 6,280,634.83 65.13%
35
9,643,673.30
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
94
18,082,744.23
45.49%
56
9,203,948.36
23.15%
21
4,706,835.17
11.84%
29
7,756,621.57
19.51%
200
39,750,149.33
100.00%
45.49
23.15
11.84
19.51
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
5
10
15
20
25
30
35
40
45
50
Group 1
0
5
10
15
20
25
30
35
40
45
50
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
75.14
0.60
24.26
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
70
80
Group 1
0
10
20
30
40
50
60
70
80
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Aug 27, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
April 2007
May 2007
June 2007
July 2007
August 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
12 2,778,173.42 58 13,258,250.36 59 11,350,333.41 94 15,097,700.44 94 18,082,744.23
60 - 89 days
0 0.00 6 1,641,960.34 30 7,352,971.90 28 5,698,990.04 56 9,203,948.36
90 - 120 days
0 0.00 0 0.00 5 1,346,248.33 25 6,749,517.28 21 4,706,835.17
120 + days
0 0.00 0 0.00 0 0.00 5 1,345,772.07 29 7,756,621.57
Bankruptcy
0 0.00 1 206,996.22 2 240,500.33 3 304,694.30 2 240,192.48
Foreclosure
0 0.00 0 0.00 2 564,856.77 21 6,241,521.33 35 9,643,673.30
REO
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
Balance ($)
30 - 59 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
Balance ($)
60 - 89 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
Balance ($)
90 - 120 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
Balance ($)
120 + days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
Balance ($)
REO
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
Balance ($)
Foreclosure
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: Aug 27, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
5.75%
2,130,926.38
3 Month
8.54%
Life CPR
9.28%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/1/2007 5/1/2007 6/1/2007 7/1/2007 8/1/2007
Group 1
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
4/1/2007 5/1/2007 6/1/2007 7/1/2007 8/1/2007
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/1/2007 5/1/2007 6/1/2007 7/1/2007 8/1/2007
Group 1
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
4/1/2007 5/1/2007 6/1/2007 7/1/2007 8/1/2007
Group 1
Total
Amount ($)

Distribution Date: Aug 27, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Bankruptcy
Count
Balance ($)
%
2 240,192.48 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
30243281 33,800.00 33,606.15 9.85% 05/01/2007 180 TX 2
19033760 207,920.00 206,586.33 8.38% 02/01/2007 360 NC 1
Total:
2
240,192.48
241,720.00

Distribution Date: Aug 27, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Foreclosure
Count
Balance ($)
%
35 9,643,673.30 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
30167704 248,250.00 247,340.06 10.55% 03/01/2007 360 FL 1
30170971 215,000.00 214,922.23 10.99% 03/01/2007 360 NV 1
30240261 236,250.00 235,552.56 10.99% 04/01/2007 360 FL 1
30256820 408,000.00 406,913.87 12.99% 03/01/2007 360 NY 1
30272215 168,150.00 167,469.67 9.50% 03/01/2007 360 CT 1
30294821 116,000.00 115,857.22 10.95% 04/01/2007 360 GA 1
30295927 475,000.00 473,837.37 8.65% 04/01/2007 360 CA 1
30299648 124,000.00 123,439.66 9.55% 03/01/2007 360 IN 1
30300677 289,800.00 288,271.10 10.25% 05/01/2007 360 CA 1
30303382 171,000.00 170,085.84 9.75% 03/01/2007 360 FL 1
30303648 238,000.00 237,457.34 9.99% 03/01/2007 360 FL 1
30304570 182,400.00 181,770.86 7.80% 04/01/2007 360 FL 1
30305940 584,400.00 582,236.99 7.55% 03/01/2007 360 AZ 1
30306005 440,000.00 438,061.48 6.93% 03/01/2007 360 CA 1
30307102 243,000.00 241,823.89 9.75% 03/01/2007 360 FL 1
30307235 326,400.00 325,515.82 8.30% 03/01/2007 360 CA 1
30307375 420,000.00 420,000.00 7.70% 03/01/2007 360 NY 1
30307524 340,000.00 336,968.43 6.70% 03/01/2007 360 FL 1
30308092 592,000.00 587,824.20 7.90% 03/01/2007 360 CA 1
30321954 351,200.00 351,200.00 8.55% 02/01/2007 360 CA 1
30327043 210,800.00 210,686.29 9.99% 04/01/2007 360 MI 1
30327068 157,500.00 156,813.55 10.25% 03/01/2007 360 MI 1
30327167 148,500.00 147,869.16 9.85% 03/01/2007 360 IN 1
30327233 176,400.00 176,111.76 9.65% 02/01/2007 360 FL 1
30330096 294,500.00 293,466.09 9.55% 04/01/2007 360 FL 1
30330203 144,500.00 144,208.26 8.88% 04/01/2007 360 FL 1
30334585 144,000.00 144,000.00 7.41% 04/01/2007 360 FL 1
30340525 166,500.00 165,845.46 8.98% 03/01/2007 360 IL 1
30341622 483,910.00 481,467.52 7.74% 04/01/2007 360 AZ 1
30341762 341,600.00 341,291.26 7.99% 04/01/2007 360 FL 1
30344477 206,000.00 206,000.00 9.75% 04/01/2007 360 CA 1
17405242 400,000.00 397,867.35 8.75% 02/01/2007 360 FL 1
19034057 247,200.00 246,629.94 8.48% 04/01/2007 360 IL 1
30044234 172,000.00 171,341.11 11.75% 03/01/2007 360 NJ 1
30166334 214,400.00 213,526.96 8.10% 02/01/2007 360 FL 1
Total:
35
9,643,673.30
9,676,660.00

Distribution Date: Aug 27, 2007
REO LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Aug 27, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
12 2,154,850.00 2,126,245.08 0.00 433,127,658.91
0.49%
99.51%
1
Prepayment 0.49%
Liquidation 0.00%
Beginning Balance 99.51%
Total: 100.00%
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
19046804 49,600.00 49,505.27
49,491.17 0.00 0.00 0.00 N/A
08/14/2007 14.10 12.350% 0.00 AZ 2
30256689 232,000.00 231,500.21
231,441.63 0.00 0.00 0.00 Voluntary PIF
07/23/2007 58.58 12.990% 0.00 NY 1
30297535 184,450.00 183,235.61
183,096.31 0.00 0.00 0.00 Voluntary PIF
07/31/2007 139.30 7.700% 0.00 WI 1
30299085 184,500.00 183,971.67
183,921.59 0.00 0.00 0.00 Voluntary PIF
07/24/2007 50.08 8.450% 6,215.87 UT 1
30305437 192,000.00 191,550.16
191,503.34 0.00 0.00 0.00 Voluntary PIF
07/27/2007 46.82 8.800% 6,740.65 FL 1
30323000 234,000.00 234,000.00
234,000.00 0.00 0.00 0.00 N/A
08/06/2007 0.00 10.750% 10,062.62 CA 1
30323083 200,000.00 199,578.76
199,527.65 0.00 0.00 0.00 Voluntary PIF
07/31/2007 51.11 8.600% 6,861.89 CA 1
30326607 75,000.00 52,523.36
52,283.99 0.00 0.00 0.00 Voluntary PIF
07/30/2007 239.37 11.500% 3,406.06 FL 1
30334551 76,900.00 76,578.84
76,524.07 0.00 0.00 0.00 Voluntary PIF
07/25/2007
54.77
7.900%
3,444.44 FL 1
30338206 300,000.00 299,746.40
299,703.17 0.00 0.00 0.00 Voluntary PIF
07/26/2007 43.23 7.750% 13,489.47 OR 1
30338446 239,400.00 238,327.88
238,145.24 0.00 0.00 0.00 Voluntary PIF
07/30/2007 182.64 7.550% 10,728.46 AL 1
30339568 187,000.00 186,656.33
186,606.92 0.00 0.00 0.00 N/A
08/02/2007 49.41 8.450% 6,310.50 OR 1
Total:
12
2,154,850.00
2,127,174.49
929.41
2,126,245.08
0.00
0.00
0.00
67,259.96

Distribution Date: Aug 27, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current Month Modifications
Loan Status
Delinquency
Current Balance
Group
Maturity Date
Servicer
Balance*
Interest Rate
P&I
Loan Number
Effective Date
19038363 Litton 8.450% 2,583.13 11/01/2036 336,023.12
8.000% 2,548.33 01/01/2037 345,873.18
Original Amounts:
Modified Amounts:
1 90 - 120 days Delinquent
Current Current 345,630.67
08/27/2007
Previously Modified Loans
Loan Status
Delinquency
Current Balance
Group
Maturity Date
Servicer
Balance*
Interest Rate
P&I
Loan Number
Effective Date
17399825 Litton 9.625% 977.06 11/01/2036 114,612.91
8.000% 866.31 11/01/2036 117,576.14
Original Amounts:
Modified Amounts:
1 60 - 89 days Delinquent
Current Current 117,327.08
07/25/2007
* Original Amounts represent Beginning Scheduled Balance as of the effective Due Period. Current Balance and Modified Amounts for Delinquency and Loan Status are reported for the current Due Period.

Distribution Date: Aug 27, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB3
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #